Goodwill - Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	$ 921,078,198	$ 915,705,369
Transfer to Held for Sale	(37,912,005)
Foreign Currency Translation	447,236	5,372,829
Closing balance	883,613,429	921,078,198
Enel Colina S.A. [Member] | Enel Colina S.A. [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	2,240,478	2,240,478
Transfer to Held for Sale	0
Foreign Currency Translation	0
Closing balance	2,240,478	2,240,478
Enel Distribucion Chile S.A. [Member] | Enel Distribucion Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	90,462,357	128,374,362
Transfer		(37,912,005)
Transfer to Held for Sale	0
Foreign Currency Translation	0
Closing balance	90,462,357	90,462,357
Enel Transmisin Chile S.A. [Member] | Enel Transmisin Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	37,912,005
Transfer		37,912,005
Transfer to Held for Sale	(37,912,005)
Foreign Currency Translation	0
Closing balance	0	37,912,005
Enel Generacin Chile S.A. [Member] | Enel Generacion Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	756,642,815	756,642,815
Transfer to Held for Sale	0
Foreign Currency Translation	0
Closing balance	756,642,815	756,642,815
Almeyda Solar Spa [Member] | Enel Green Power Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	0	20,625,818
Transfer		(20,625,818)
Transfer to Held for Sale	0
Foreign Currency Translation	0
Closing balance	0	0
Enel Green Power Chile S.A. [Member] | Enel Green Power Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	24,521,350
Transfer		20,625,818
Transfer to Held for Sale	0
Foreign Currency Translation	324,265	3,895,532
Closing balance	24,845,615	24,521,350
Geotrmica del Norte [Member] | Enel Green Power Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	92,072	77,445
Transfer to Held for Sale	0
Foreign Currency Translation	1,218	14,627
Closing balance	93,290	92,072
Parque Elico Talinay Oriente [Member] | Enel Green Power Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	9,207,121	7,744,451
Transfer to Held for Sale	0
Foreign Currency Translation	121,753	1,462,670
Closing balance	$ 9,328,874	$ 9,207,121